BASIS OF PRESENTATION (Disclosure of interest in subsidiaries) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Ternium S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Investments S.a.r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Internacional Espana S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium USA Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Solutions S.A. (formerly Tericer Trading S.A.)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Internationaal B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Argentina S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	62.46%	61.50%	60.94%
Impeco S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	62.49%	61.54%	60.97%
Prosid Investments S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	62.46%	61.51%	60.94%
Ternium Mexico S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	89.21%	88.94%	88.78%
Hylsa S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	89.21%	88.94%	88.78%
Las Encinas S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	89.21%	88.94%	88.78%
Ferropak Comercial S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	89.21%	88.94%	88.78%
Transamerica E. & I. Trading Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	89.21%	88.94%	88.78%
Tecnica Industrial S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	89.21%	88.94%	88.78%
Galvacer Chile SA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	89.21%	88.94%	88.78%
Ternium Gas Mexico S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	89.21%	88.94%	88.78%
Consorcio Minero Benito Juarez Pena Colorada
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	44.61%	44.47%	44.39%
Pena Colorada Servicios S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	44.61%	44.47%	44.39%
Exiros B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%	50.00%	50.00%
Servicios Integrales Nova de Monterrey S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	66.47%	66.26%	66.14%
Ternium Internacional Nicaragua S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.38%	99.38%	99.38%
Ternium Internacional Honduras S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.18%	99.18%	99.18%
Ternium Internacional El Salvador S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.92%	99.92%	99.92%
Ternium Internacional Costa Rica S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.98%	99.98%	99.98%
Ternium Internacional Guatemala S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.98%	99.98%	99.98%
Ternium Colombia S.A.S
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium del Cauca S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Siderurgica de Caldas S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium del Atlantico S.A.S
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Procurement S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Technology & Engineering Services S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Tenigal S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%	51.00%	51.00%
Ternium Treasury Services S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Soluciones Integrales de Gestion S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Participacoes S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Brasil Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium International Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Ternium Investments Switzerland AG
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Ternium Internacional S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Ternium Staal B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Imsamex Ecuador, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			88.78%
Ternium Solutions A.G.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Ternium Ingenieria y Servicios de Mexico S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			99.89%
Ternium International USA Corporation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Consorcio Minero Benito Juarez Pena Colorada S.A.de C.V., Pena Colorada Servicios S.A. de C.V. & Exiros B.V.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	50.00%
Ternium Investments S.a.r.l. | Ternium Internacional Espana S.L. & Ternium USA Inc, Ternium Solutions S.A. (formerly Tericer Trading S.A.) and Ternium Internationaal B.V.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Internacional Espana S.L. | Ternium Argentina S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	62.46%	61.50%	60.94%
Ternium Internacional Espana S.L. | Tenigal S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	51.00%
Ternium Internacional Espana S.L. | Ternium Brasil Ltda.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Internacional Espana S.L. | Ternium Internacional Guatemala S.A., Ternium Colombia S.A.S., Ternium del Cauca S.A.S., Ternium Siderurgica de Caldas S.A.S. and Ternium Del Atllantico S.A.S.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Argentina S.A. and Soluciones Integrales de Gestion S.A | Impeco S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Argentina S.A. and Ternium Procurement S.A. | Prosid Investments S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Argentina S.A. and Ternium Internacional Espana S.L.U. | Ternium Mexico S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Mexico S.A. de C.V. | Servicios Integrales Nova de Monterrey S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	74.50%
Ternium Mexico S.A. de C.V. | Las Encinas S.A. de C.V., Ferropak Comercial S.A. de C.V., Transamerica E. and I. Trading Corp., Tecnica Industrial S.A. de C.V., Galvacer Chile SA & Imsamex Ecuador, S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Mexico S.A. de C.V and Tenigal S. de R.L. de C.V. | Ternium Gas Mexico S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Investments S.a.r.l & Ternium Internacional Espana S.L. | Soluciones Integrales de Gestion S.A. & Ternium Participacoes S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%